Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Description of Plan [Line Items]
Description of the Plan
Note 1 Description of the Plan
The following description of the Telephone and Data Systems, Inc. Tax-Deferred Savings Plan (the Plan) provides only general information. Participants should refer to the Telephone and Data Systems, Inc. Tax-Deferred Savings Plan official plan document or summary plan description for a more complete description of the Plan's provisions.
General
The Plan is a contributory tax-qualified profit sharing plan established by Telephone and Data Systems, Inc. (TDS or the Company) and is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA). The Company is the administrator and sponsor of the Plan and The Northern Trust Company (Northern Trust) is the directed trustee and asset custodian of the Plan. Northern Trust also provides record keeping and reporting services to the Plan in conjunction with Alight Solutions (Alight), the Plan's third party administrator. All employees of TDS and its subsidiaries which have adopted the Plan (TDS and such subsidiaries being referred to as employers) whom are age 18 or older generally are eligible to participate. The Plan allows eligible employees to enter the Plan upon the later of 30 days of continuous service with the employers or their 18th birthday. Participation in the Plan is voluntary, however, any eligible employee who does not enroll on his or her own, or opt out of automatic enrollment, will be automatically enrolled in the Plan starting on his or her eligibility date (or as soon as practicable thereafter).
On August 1, 2025, United States Cellular Corporation, a subsidiary of TDS, changed its name to Array Digital Infrastructure, Inc. (Array). Array is used throughout this report even when referring to historical periods.
Contributions
Participants may contribute to the Plan on a before-tax basis (before-tax contributions) or on a designated Roth basis (after-tax contributions). The combined before-tax and designated Roth contributions may not exceed 60% of the Participant’s compensation, as defined in the Plan, or exceed the maximum annual contribution amount per participant set forth in the Internal Revenue Code (IRC).  Eligible employees and participants (including terminated participants with a balance in the Plan) may also contribute amounts representing eligible distributions from other eligible retirement plans or individual retirement accounts including the Telephone and Data Systems, Inc. Pension Plan (rollover contributions).
Newly eligible employees are automatically enrolled in the Plan on a before-tax basis at a 6% deferral rate with the rate increasing by 1% annually until it reaches 15%, unless an employee elects otherwise. The Vanguard Target Date Retirement Trusts are used as the Qualified Default Investment Alternative for automatic enrollment. Non-contributing employees may from time to time be re-enrolled unless they make an affirmative election at the time of the re-enrollment not to participate.
Prior to January 1, 2026, the employer matching contribution was 100% of the first 3% of a participant’s before-tax and designated Roth contributions and 40% of the next 2% of before-tax and designated Roth contributions. Effective January 1, 2026, the employer matching contribution increased to 100% of the first 3% of a participant’s before-tax and designated Roth contributions and 55% of the next 3% of before-tax and designated Roth contributions.
Participants' Accounts and Investment Options
Each participant's account is credited with the participant's before-tax and designated Roth contributions, rollover contributions, employer matching contributions and investment income, and reduced by investment losses and fees. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
The Plan's assets are overseen by the Investment Management Committee. The Investment Management Committee is authorized to select investment options and to invest Plan assets as directed by the participants (or in the absence of such a direction, as determined by the Investment Management Committee). Participants may invest their accounts in a variety of investment options as more fully described in the Plan's summary plan description and other Plan materials. Participants may change their investment elections via telephone or internet. Participants can direct no more than 20% of their contributions into the TDS Common Stock Fund and Array Common Stock Fund on a combined basis.
Effective January 1, 2026, the Plan allows participants to convert certain non-Roth account balances to the Roth (after-tax) account within the Plan.
Vesting
Participants are always 100% vested in their before-tax, designated Roth and rollover contributions plus earnings thereon. Vesting in employer matching contributions plus earnings thereon is based on years of vesting service. Employer matching contributions plus earnings thereon vest 34% after the participant completes one year of vesting service; and 100% after the participant completes two years of vesting service.
A participant also becomes 100% vested in employer matching contributions plus earnings thereon upon termination of employment after attaining age 65 or due to death or total and permanent disability (as defined in the Plan and determined by the disability insurer).
Forfeited Accounts
For the year ended December 31, 2025, forfeited non-vested account balances used to reduce employer contributions were $0.5 million.
Payment of Benefits
Vested benefits may be paid to the participant upon termination of employment in the form of a lump sum payment, partial distribution (of not less than $500) or installments. Alternatively, a terminated participant generally may rollover the eligible portion of his or her vested benefits to an eligible retirement plan or individual retirement account. Participants experiencing a qualified financial hardship, who are on a qualified military leave or who have attained age 59½ may withdraw a portion of their vested account balance as defined in the Plan while employed by TDS and its subsidiaries. While employed by TDS and its subsidiaries, participants also may take a distribution of a portion of their vested account following the birth or adoption of their child.

Notes Receivable from Participants
Participants may borrow from their Plan accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their account balance (excluding employer matching contributions and related earnings). Participants may only have one note outstanding at a time and such note is secured by the remaining balance in the participant's account. The notes bear interest at the prime rate plus 1% as published in the Wall Street Journal on the fifteenth day of the month prior to the quarter in which the note is processed. Principal and interest are generally paid ratably through after-tax payroll deductions. Participants who terminate employment and have an outstanding loan balance generally may continue to make monthly loan repayments following their termination. The repayment period on the note generally ranges from one to five years. Notes are considered delinquent if two consecutive note payments are not received. If the delinquency is not cured, the loan will be considered in default and taxation of the loan balance to the participant will occur.

Termination of Plan
Although it has not expressed any intent to do so, the Company has the right under the Plan to terminate the Plan at any time subject to the provisions of ERISA. In the event of Plan termination, participants become 100% vested in their accounts.
On August 1, 2025, Array sold its wireless operations and select spectrum assets to T-Mobile US, Inc. As a result of the sale, the Plan experienced a partial plan termination and affected participants became 100% vested in their accounts.
Plan Expenses
Certain recordkeeping and trustee fees, as well as auditing, investment consulting, investment management and participant communications fees, are paid by Plan participants. Plan participants also pay participant-initiated transaction fees (such as distribution, withdrawal, loan and Qualified Domestic Relations Order fees). Legal fees are paid by TDS.